Long Term Debt - Repayment of the ABL Credit Facility - Additional Information (Details) - ABL Credit Facility - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020	Sep. 28, 2019
Debt Instrument [Line Items]
Credit facility, commitment fee percentage	0.375%	0.375%
Credit facility, current borrowing capacity	$ 200.0	$ 200.0	$ 150.0
Credit facility, maximum borrowing capacity			$ 10.6
Standby Letter of Credit
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 11.6	$ 11.6